Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 38,798,156	$ 33,819,683
Nominal contract amount of hedging instruments	212,137	193,240
Fair value of trading assets	325,901	255,998
Fair value of hedging assets	1,738	1,538
Gross total fair values of derivative assets	327,639	257,536
Fair value of derivative assets	233,621	207,825
Fair value of trading liabilities	320,165	252,632
Fair value of hedging liabilities	3,756	2,914
Gross total fair values of derivative liabilities	323,921	255,546
Fair value of derivative liabilities	229,903	205,835
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(94,018)	(49,711)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(94,018)	(49,711)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	8,167,223	7,552,462
Nominal contract amount of hedging instruments	30,119	29,969
Fair value of trading assets	73,788	85,959
Fair value of hedging assets	437	458
Gross total fair values of derivative assets	74,225	86,417
Fair value of trading liabilities	73,226	82,494
Fair value of hedging liabilities	663	653
Gross total fair values of derivative liabilities	73,889	83,147
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	28,855,791	24,589,916
Nominal contract amount of hedging instruments	182,018	163,271
Fair value of trading assets	237,022	155,293
Fair value of hedging assets	1,301	1,080
Gross total fair values of derivative assets	238,323	156,373
Fair value of trading liabilities	230,001	154,257
Fair value of hedging liabilities	3,093	2,261
Gross total fair values of derivative liabilities	233,094	156,518
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	1,268,944	1,256,550
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	8,356	10,198
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	8,356	10,198
Fair value of trading liabilities	8,837	10,750
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	8,837	10,750
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	410,473	346,596
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	4,956	3,414
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	4,956	3,414
Fair value of trading liabilities	5,880	3,776
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	5,880	3,776
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	95,725	74,159
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	1,779	1,134
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,779	1,134
Fair value of trading liabilities	2,221	1,355
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 2,221	$ 1,355